Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 18
Prospectus Date	rr_ProspectusDate	Jan. 29, 2025
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2025